REPURCHASE AGREEMENTS AND OTHER BORROWINGS (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Promissory note payable
Debt Instrument [Line Items]
Amount outstanding	$ 0
Revolving promissory note
Debt Instrument [Line Items]
Amount outstanding		$ 5,000,000